Equity Transactions (Details 2) - Stock Option [Member]	3 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Expected life of options (In years)		9 years 6 months	5 years	5 years
Expected volatility		63.09%	69.77%	103.13%
Risk free interest rate		0.00%	2.60%	2.28%
Dividend Yield		0.00%	0.00%	0.00%